Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table provides a summary of amounts included in discontinued operations, which primarily relate to the hand torch and solder business (in millions):

	2011	2010	2009
Net sales	$58.8	$101.0	$94.2
Income (loss) from operations, net of income tax expense (benefit) of $2.6, $2.0 and $(0.1) for 2011, 2010 and 2009, respectively	$5.8	$4.6	$(0.3)
Loss on disposal, including income tax expense of $1.3	(15.2)	—	—
(Loss) income from discontinued operations, net of tax	$(9.4)	$4.6	$(0.3)